Operating Lease (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Operating Lease Related Assets And Liabilities Abstract
Rights of use lease assets	$ 120,043	$ 183,908
Operating lease liabilities, current	86,547	147,205
Operating lease liabilities, noncurrent	17,820	17,990
Total operating lease liabilities	$ 104,367	$ 165,015